Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of income taxes in consolidated statements of operations

	Year ended
Income taxes in consolidated statements of operations	December 31, 2019	December 31, 2018	December 31, 2017
Current tax expense	1,860	721	856
Deferred tax (recovery) expense	(3,231)	563	231
Total tax (benefit) expense	(1,371)	1,284	1,087

Schedule of reconciliation between the effective income tax rate and the statutory income tax rate
Reconciliation between the Effective Income Tax Rate and the Statutory Income Tax Rate

	Year ended
	December 31, 2019		December 31, 2018		December 31, 2017
	$	%	$	%	$	%
Income tax expense in international offices taxed at different rates	695	0.4%	876	0.4%	232	0.2%
Prior year tax adjustments	160	0.1%	(79)	—%	(55)	—%
Change in valuation allowance	(2,429)	(1.4)%	432	0.2%	597	0.4%
Other - net	203	0.1%	55	—%	313	0.2%
Income tax (benefit) expense at effective tax rate	(1,371)	(0.8)%	1,284	0.7%	1,087	0.7%

Schedule of deferred income taxes

Deferred income taxes	December 31, 2019	December 31, 2018
Deferred income tax asset
Tax loss carried forward	8,427	6,261
Pension liability	968	789
Fixed assets	(691)	(746)
Allowance for compensated absence	15	14
Deferred income tax asset before valuation allowance	8,719	6,318
Less: valuation allowance	(4,839)	(5,955)
Net deferred income tax assets	3,880	363

Deferred income tax liability
Other	(14)	(5)
Net deferred income tax assets	3,866	358